Schedule of Convertible Note Valuation Model (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value	$ 4,000	$ 4,000
Stock price	$ 0.23
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	5.47%	4.73%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	12.00%	12.00%
Term (years)	6 months 3 days	1 year 3 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Coupon rate	17.00%	17.00%
Stock price	$ 0.2	$ 0.2
Term (years)	2 years 5 months 12 days	3 years 5 months 12 days